Financial instruments -Financial assets from banking solutions and deposits from banking customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Current Financial Assets From Banking Solution	R$ 8,805,882	R$ 6,397,898
Gross Loans Operations	1,207,631	312,808
Current loans operations portfolio	891,718	209,957
Non-Current loans operations portfolio	171,401	40,790
Working Capital Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,093,475	309,677
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	114,156	3,131
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,207,631	312,808
Allowance for expected credit losses, Credit portfolio	(144,512)	(62,061)
Net Loans Operations	1,063,119	250,747
Current loans operations portfolio	891,718	209,957
Non-Current loans operations portfolio	R$ 171,401	R$ 40,790